Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	Eaton Vance Series Fund, Inc
Central Index Key	0001552324
Amendment Flag	false
Document Creation Date	Sep. 03, 2015
Document Effective Date	Sep. 03, 2015
Prospectus Date	Sep. 03, 2015
Class A
Risk/Return:
Trading Symbol	EADOX
Class I
Risk/Return:
Trading Symbol	EIDOX
Class R6
Risk/Return:
Trading Symbol	EELDX